Foreign currency risk and fair value of financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) - Cash flow hedge - Financial instruments at fair value through other comprehensive income - USD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Notional Amount	1,250	2,250
Fair value of liability	$ (5)	$ 84
Forward contracts
Disclosure of financial liabilities [line items]
Notional Amount	1,250	2,250
Fair value of liability	$ (5)	$ 84